SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended
Dec. 31, 2014
Market Performance Based Options [Member]
Stock-Based Compensation
Vesting condition period over which average stock price should meet target prices	30 days
Vesting period	4 years
Stock Option [Member]
Stock-Based Compensation
Expiration period	10 years